Restatement of Prior Period Financial Statements - Schedule of Unaudited Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (11,910)	$ (440,314)	$ (40,891)	$ (17,996)	$ (452,223)	$ (58,887)
Allowance for credit losses						5,529
Investor expenses incurred on behalf of Company					2,837	1,910
Net cash used in operating activities					(14,818)	(4,462)
Cash flows from investing activities:
Advance — note receivable related parties
Net cash used in investing activities					(7,365)	(561)
Cash flows from financing activities:
Constructive disbursements to related party						(2,495)
Net cash provided by financing activities					$ 16,443	4,022
Previously Reported [Member]
Cash flows from operating activities:
Net loss			(40,215)			(58,225)
Allowance for credit losses						6,777
Investor expenses incurred on behalf of Company
Net cash used in operating activities						(4,462)
Cash flows from investing activities:
Advance — note receivable related parties						(2,495)
Net cash used in investing activities						(3,056)
Cash flows from financing activities:
Constructive disbursements to related party
Net cash provided by financing activities						6,517
Adjustments [Member]
Cash flows from operating activities:
Net loss			$ (675)			(662)
Allowance for credit losses						(1,248)
Investor expenses incurred on behalf of Company						1,910
Net cash used in operating activities
Cash flows from investing activities:
Advance — note receivable related parties						2,495
Net cash used in investing activities						2,495
Cash flows from financing activities:
Constructive disbursements to related party						(2,495)
Net cash provided by financing activities						$ (2,495)